Income tax expenses - Schedule of Reconciliation Between the Provision for income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income tax expenses
Profit before tax	¥ 424,493	¥ 297,190	¥ 167,743
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	108,122	74,298	41,936
Effect of expenses that are not deductible in determining taxable profit	524	373	0
Effect of incomes that are not taxable in determining taxable profit	0	(956)	0
Unrecognized tax losses	2,054	70	2
Utilization of tax losses previously not recognized	(486)	(46)	(579)
Effect of income tax exemptions	(1,501)	(7,451)	(41,359)
Income tax expense recognized in profit or loss	¥ 108,713	¥ 66,288	¥ 0